UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (646) 360-0204

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 through June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

RAREVIEW DYNAMIC FIXED INCOME ETF (RDFI)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Nuveen Quality Municipal Income Fund	NAD	67066V101	Annual Meeting	8/5/2022	6/13/2022	Management	1C	Vote Board of Directors: Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For All	With

Nuveen Municipal Credit Income Fund	NZF	67070X101	Annual Meeting	8/5/2022	6/13/2022	Management	1C	Vote Board of Directors: Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For All	With

Nuveen AMT-Free Quality Municipal Income Fund	NEA	670657105	Annual Meeting	8/5/2022	6/13/2022	Management	1C	Vote Board of Directors: Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For All	With

Nuveen Insured New York Tax-Free Advantage Municipal Fund	NRK	670656107	Annual Meeting	8/5/2022	6/13/2022	Management	1C	Vote Board of Directors: Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For All	With

Western Asset Emerging Markets Debt Fund	EMD	95766A101	Annual Meeting	10/21/2022	9/1/2022	Management	1.1	Election of Class II Director to serve until the 2025 Annual Meeting: William R. Hutchinson	For	With
						Management	1.2	Election of Class II Director to serve until the 2025 Annual Meeting: Nisha Kumar	For	With
						Management	1.3	Election of Class II Director to serve until the 2025 Annual Meeting: Jane Trust	For	With
						Management	2	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2022.	For	With

DoubleLine Yield Opportunities Fund	DLY	25862D105	Annual Meeting	2/24/2023	12/23/2022	Management	1A	Election of Class III Trustee: John C. Salter	For	With

Western Asset Diversified Income Fund	WDI	95790K109	Annual Meeting	4/14/2023	2/7/2023	Management	1.1	Election of Class II Director to serve until the 2026 Annual Meeting: Paolo M. Cucchi	For	With
						Management	1.2	Election of Class II Director to serve until the 2026 Annual Meeting: Eileen A. Kamerick	For	With
						Management	2	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2023.	For	With

Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund	PTA	19249X108	Annual Meeting	4/26/2023	2/15/2023	Management	1	Vote Board of Directors: Election of Director: Michael G. Clark; Election of Director: Dean A. Junkans; Election of Director: Ramona Rogers-Windsor	For	With

First Trust Intermediate Duration Preferred & Income Fund	FPF	33718W103	Annual Meeting	4/17/2023	2/24/2023	Management	1.1	Election of Class I Trustee for a three-year term: Denise M. Keefe	For	With
						Management	1.2	Election of Class I Trustee for a three-year term: Robert F. Keith	For	With

Putnam Premier Income Trust	PPT	746853100	Annual Meeting	4/21/2023	2/8/2023	Management	1A	Fixing the number of Trustees at 11.	Against	Against
						Management	1B	Vote Board of Directors: Election of Director: Liaquat Ahamed	Withhold	Against
						Management	1B	Election of Director: Barbara M. Baumann	Withhold	Against
						Management	1B	Election of Director: Katinka Domotorffy	Withhold	Against
						Management	1B	Election of Director: Catharine Bond Hill	Withhold	Against
						Management	1B	Election of Director: Kenneth R. Leibler	For	With
						Management	1B	Election of Director: Jennifer Williams Murphy	For	With
						Management	1B	Election of Director: Marie Pillai	For	With
						Management	1B	Election of Director: George Putnam III	For	With
						Management	1B	Election of Director: Robert L. Reynolds	For	With
						Management	1B	Election of Director: Manoj P. Singh	For	With
						Management	1B	Election of Director: Mona K. Sutphen	For	With

Nuveen Quality Preferred Income Fund	JPS	67072C105	Annual Meeting	5/8/2023	1/20/2023	Management	1A	Vote Board of Directors: Election of Director: Robert L. Young*; Election of Director: Amy B.R. Lancellotta**; Election of Director: John K. Nelson**; Election of Director: Terence J. Toth**	For All	With

Aberdeen Asia-Pacific Income Fund, Inc.	FAX	003009107	Annual Meeting	5/25/2023	4/10/2023	Management	1.1	Election of Class II Director for a three-year term until the 2026 Annual Meeting of Shareholders: P. Gerald Malone	For	With
						Management	1.2	To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: William J. Potter (Preferred Share Director, 3-year term ending 2024)	Abstain	Against

Morgan Stanley Emerging Markets Domestic Debt Fund	EDD	617477104	Annual Meeting	6/22/2023	4/6/2023	Management	1	Vote Board of Directors: Election of Director: Frances L. Cashman; Election of Director: Kathleen A. Dennis; Election of Director: Joseph J. Kearns; Election of Director: Patricia A. Maleski	For All	With

BlackRock Core Bond Trust	BHK	09249E101	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski; Election of Director: W. Carl Kester	For All	With

BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski; Election of Director: W. Carl Kester	For All	With

BlackRock Income Trust	BKT	09247F100	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski; Election of Director: W. Carl Kester	For All	With

BlackRock Municipal Income Trust II	BLE	09249N101	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski	For All	With

BlackRock MuniYield Quality Fund, Inc.	MQY	09254F100	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski	For All	With

BlackRock MuniYield Fund, Inc.	MYD	09253W104	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski	For All	With

BlackRock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski	For All	With

RAREVIEW TAX ADVANTAGED INCOME ETF (RTAI)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Nuveen Quality Municipal Income Fund	NAD	67066V101	Annual Meeting	8/5/2022	6/13/2022	Management	1C	Vote Board of Directors: Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For All	With

Nuveen Municipal Credit Income Fund	NZF	67070X101	Annual Meeting	8/5/2022	6/13/2022	Management	1C	Vote Board of Directors: Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For All	With

Nuveen AMT-Free Quality Municipal Income Fund	NEA	670657105	Annual Meeting	8/5/2022	6/13/2022	Management	1C	Vote Board of Directors: Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For All	With

Nuveen Insured New York Tax-Free Advantage Municipal Fund	NRK	670656107	Annual Meeting	8/5/2022	6/13/2022	Management	1C	Vote Board of Directors: Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For All	With

BlackRock MuniYield Quality Fund, Inc.	MQY	09254F100	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski	For All	With

BlackRock Municipal Income Trust II	BLE	09249N101	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski	For All	With

BlackRock MuniYield Fund, Inc.	MYD	09253W104	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski	For All	With

BlackRock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/12/2023	5/15/2023	Management	1	Vote Board of Directors: Election of Director: Lorenzo A. Flores; Election of Director: R. Glenn Hubbard; Election of Director: John M. Perlowski	For All	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: July 10, 2023

By /s/ William McCormick

* William McCormick

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: July 10, 2023

*Print the name and title of each signing officer under his or her signature.